Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues: (Notes 2(e), 5 and 19)
Time charter and bareboat revenues	$ 212,501	$ 172,878	$ 154,750
Loss of hire insurance recoveries (Notes 2(t) and 8)	5,176
Other income	1,526	793	274
Total revenues (Notes 2(e), 5, 6 and 19)	219,203	173,671	155,024
Operating expenses: (Note 19)
Vessel operating expenses (Note 2(e))	46,709	30,903	27,543
Depreciation (Note 14)	71,583	56,230	48,844
General and administrative expenses	5,555	4,371	4,290
Goodwill impairment charge (Note 9)			6,217
Total operating expenses	123,847	91,504	86,894
Operating income	95,356	82,167	68,130
Finance income (expense): (Notes 2(f) and 19)
Interest income	248	24	8
Interest expense (Note 10(a))	(30,714)	(20,867)	(17,451)
Other finance expense (Note 10(b))	(1,406)	(1,311)	(504)
Realized and unrealized gain (loss) on derivative instruments (Note 11)	4,831	1,213	(9,695)
Net gain (loss) on foreign currency transactions	(267)	(139)	(105)
Total finance expense	(27,308)	(21,080)	(27,747)
Income before income taxes	68,048	61,087	40,383
Income tax benefit (expense)	16	15	59
Net income	68,064	61,102	40,442
Net income	68,064	61,102	40,442
Series A Preferred unitholders' interest in net income	5,253
General Partner's interest in net income	1,160	1,256	767
Limited Partners' interest in net income	61,651	59,846	39,675
Common Units [Member]
Finance income (expense): (Notes 2(f) and 19)
Net income	61,651	54,794	25,038
Net income	$ 61,651	$ 54,794	$ 25,038
Earnings per unit (Basic): (Note 21)
Earnings per unit (basic)	$ 2.050	$ 2.291	$ 1.499
Earnings per unit (Diluted): (Note 21)
Earnings per unit (diluted)	$ 2.037	$ 2.291	$ 1.499
Subordinated Units [Member]
Finance income (expense): (Notes 2(f) and 19)
Net income		$ 5,052	$ 14,637
Net income		$ 5,052	$ 14,637
Earnings per unit (Basic): (Note 21)
Earnings per unit (basic)		$ 1.542	$ 1.708
Earnings per unit (Diluted): (Note 21)
Earnings per unit (diluted)		$ 1.542	$ 1.708
General Partner Unit [Member]
Finance income (expense): (Notes 2(f) and 19)
Net income	$ 1,160	$ 1,256	$ 767
Net income	$ 1,160	$ 1,256	$ 767
Earnings per unit (Basic): (Note 21)
Earnings per unit (basic)	$ 2.046	$ 2.248	$ 1.487
Earnings per unit (Diluted): (Note 21)
Earnings per unit (diluted)	$ 2.046	$ 2.248	$ 1.487